Property and Equipment, Net (Details)	6 Months Ended
	May 31, 2025 HKD ($)	May 31, 2025 USD ($)	May 31, 2024 HKD ($)
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 4,351	$ 555	$ 3,830